Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Israel	$ (170,138)	$ (83,028)	$ 1,293
Foreign	(31,279)	8,800	2,781
Profit (loss) before the provision for income taxes	$ (201,417)	$ (74,228)	$ 4,074